Note Payable (Details Narrative) 9M - Note Payable #1	9 Months Ended
Dec. 31, 2016 USD ($)
Date of Agreement	Aug. 13, 2014
Convertible Note	$ 900,000
Interest Rate	10.00%
Due Date	Aug. 01, 2017
Interest Accrued	$ 52,767